SCHEDULE OF SUPPLEMENTARY CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating cash flows from operating activities	$ 4,461	$ 10,907
Right-of-use assets obtained in exchange for new operating lease liabilities		17,183
Reduction of right-of-use assets and lease liabilities for cancelation of old leases	$ 9,048	$ 17,964